Other Long-term Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other Long-term Assets
Copyrights, licenses and domain names		¥ 820,362	¥ 254,067
Staff housing loans		107,203	105,208
Non-current deposits		93,147	88,398
Others		91,867	52,075
Total	$ 170,998	¥ 1,112,579	¥ 499,748